UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03566

T. Rowe Price Growth & Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments

Growth & Income Fund	September 30, 2018

T. ROWE PRICE GROWTH & INCOME FUND

Unaudited

Portfolio of Investments‡ (Cost and value in $000s)	Shares	$ Value
COMMON STOCKS 96.1%		
CONSUMER DISCRETIONARY 11.1%		
Automobiles 0.4%		
Tesla (1)	33,090	8,761
		8,761
Hotels, Restaurants & Leisure 3.7%		
McDonald's	143,530	24,011
MGM Resorts International	775,970	21,657
Yum! Brands	300,503	27,319
		72,987
Internet & Direct Marketing Retail 3.7%		
Amazon.com (1)	23,510	47,091
Booking Holdings (1)	13,360	26,506
		73,597
Media 1.3%		
Walt Disney	217,010	25,377
		25,377
Multiline Retail 1.0%		
Dollar General	176,090	19,247
		19,247
Specialty Retail 1.0%		
Home Depot	101,736	21,075
		21,075
Total Consumer Discretionary		221,044
CONSUMER STAPLES 4.0%		
Food Products 1.6%		
Conagra Brands	118,470	4,024
Mondelez International, Class A	640,540	27,518
		31,542

Household Products 1.4%		
Kimberly-Clark	248,990	28,295
		28,295
Tobacco 1.0%		
Philip Morris International	235,080	19,169
		19,169
Total Consumer Staples		79,006
ENERGY 5.5%		
Energy Equipment & Services 1.6%		
Schlumberger	532,660	32,450
		32,450
Oil, Gas & Consumable Fuels 3.9%		
Exxon Mobil	623,740	53,030
TransCanada	575,603	23,289
		76,319
Total Energy		108,769
FINANCIALS 14.3%		
Banks 6.8%		
JPMorgan Chase	316,630	35,728
KeyCorp	1,139,700	22,669
PNC Financial Services Group	212,490	28,939
U.S. Bancorp	920,940	48,635
		135,971
Capital Markets 2.0%		
Charles Schwab	310,833	15,277
Intercontinental Exchange	316,511	23,704
		38,981
Insurance 5.5%		
American International Group	432,740	23,039
Chubb	189,320	25,300
Marsh & McLennan	352,380	29,149

Willis Towers Watson	233,460	32,904
		110,392
Total Financials		285,344
HEALTH CARE 18.4%		
Biotechnology 1.0%		
Alexion Pharmaceuticals (1)	138,980	19,320
		19,320
Health Care Equipment & Supplies 7.3%		
Becton Dickinson & Company	155,323	40,539
Danaher	341,220	37,077
Medtronic	465,432	45,784
Stryker	123,220	21,894
		145,294
Health Care Providers & Services 3.6%		
CVS Health	357,500	28,142
UnitedHealth Group	166,880	44,397
		72,539
Life Sciences Tools & Services 2.5%		
Agilent Technologies	386,670	27,276
Thermo Fisher Scientific	93,690	22,868
		50,144
Pharmaceuticals 4.0%		
Johnson & Johnson	268,460	37,093
Pfizer	957,500	42,197
		79,290
Total Health Care		366,587
INDUSTRIALS & BUSINESS SERVICES 9.1%		
Aerospace & Defense 1.7%		
Northrop Grumman	105,810	33,581
		33,581

Air Freight & Logistics 0.5%		
FedEx	43,190	10,400
		10,400
Airlines 1.0%		
Delta Air Lines	340,100	19,668
		19,668
Building Products 0.9%		
Johnson Controls International	506,590	17,731
		17,731
Commercial Services & Supplies 1.9%		
Waste Connections	487,595	38,895
		38,895
Industrial Conglomerates 2.6%		
Honeywell International	312,090	51,932
		51,932
Machinery 0.5%		
Caterpillar	63,240	9,643
		9,643
Total Industrials & Business Services		181,850
INFORMATION TECHNOLOGY 21.7%		
Communications Equipment 1.5%		
Cisco Systems	611,780	29,763
		29,763
Electronic Equipment, Instruments & Components 1.5%		
Corning	881,240	31,108
		31,108
Internet Software & Services 4.3%		
Alphabet, Class C (1)	50,672	60,476
Facebook, Class A (1)	159,640	26,254
		86,730
IT Services 6.8%		
Accenture, Class A	136,380	23,212

Fidelity National Information Services	325,930	35,549
Fiserv (1)	360,150	29,669
Visa, Class A	312,020	46,831
		135,261
Semiconductors & Semiconductor Equipment 1.9%		
Broadcom	60,900	15,026
Texas Instruments	208,171	22,334
		37,360
Software 3.2%		
Microsoft	554,880	63,462
		63,462
Technology Hardware, Storage & Peripherals 2.5%		
Apple	219,590	49,570
		49,570
Total Information Technology		433,254
MATERIALS 3.3%		
Chemicals 3.3%		
Air Products & Chemicals	177,180	29,598
DowDuPont	572,329	36,806
Total Materials		66,404
REAL ESTATE 1.1%		
Equity Real Estate Investment Trusts 1.1%		
American Tower, REIT	153,497	22,303
Total Real Estate		22,303
TELECOMMUNICATION SERVICES 2.3%		
Diversified Telecommunication Services 2.3%		
AT&T	1,335,310	44,840
Total Telecommunication Services		44,840
UTILITIES 5.3%		
Electric Utilities 3.8%		
Duke Energy	238,850	19,113
Eversource Energy	437,100	26,855

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH & INCOME FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Growth & Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth and current income primarily through investments in stocks.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On September 30, 2018, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values. There were no material transfers between Levels 1 and 2 during the period ended September 30, 2018.

NOTE 3 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth & Income Fund, Inc.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date November 21, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date November 21, 2018

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 21, 2018